Policyholder Account Balances (Tables)	12 Months Ended
Dec. 31, 2018
Policyholder Account Balances

As of December 31, 2018 and 2017, policyholders’ account balances consisted of the following:

	December 31, 2018	December 31, 2017
($ in thousands)
Interest-sensitive life contracts	$5,559,712	$5,499,037
Individual annuities	4,240,012	4,761,155
Funding agreements	350,013	408,165
Other	8,170	8,554

Total policyholders’ account balances	$10,157,907	$10,676,911